Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

May 2, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company and
Brighthouse Separate Account A
File Nos. 333-200268/811-03365
(Series L-4 Year offered between October 7, 2011 and April 28, 2013)
Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”) and Brighthouse Separate Account A (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated April 29, 2022 and Statement of Additional Information (“SAI”) dated April 29, 2022 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement and SAI contained in Post-Effective Amendment No. 9 for the Account filed electronically with the Commission on April 18, 2022.

If you have any questions, please contact me at (980) 949-5131.

Sincerely,

/s/ Dionne Sutton

Dionne Sutton

Corporate Counsel

Brighthouse Life Insurance Company